Cover	Mar. 21, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 21, 2023
Entity Registrant Name	Stronghold Digital Mining, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40931
Entity Tax Identification Number	86-2759890
Entity Address, Address Line One	595 Madison Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	845
Local Phone Number	579-5992
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SDIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001856028